Commitments and Contingencies (Narrative) (Details)				1 Months Ended
	Jun. 28, 2024 USD ($)	Jun. 15, 2023 USD ($) ft²	Oct. 27, 2017 USD ($) ft²	Jan. 31, 2023 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 14, 2023 ft²	Dec. 31, 2022 USD ($)	Jun. 14, 2022 USD ($) ft²
Commitments and Contingencies
Leased area (in square feet) | ft²		11,916	27,043				26,503		26,503
Total base rent, net of abatements			$ 3,600,000
Total abatements			600,000
Security deposit			800,000
Security deposit, fully-occupied			1,300,000
Termination fee	$ 40,000
Operating lease liability					$ 983,000	$ 2,498,000		$ 3,900,000	$ 2,200,000
Operating lease right-of-use asset, net					$ 92,000	$ 1,566,000		$ 2,918,000	$ 2,200,000
Adjustment to right of use asset		$ 1,000,000
adjustment to operating lease liability		$ 1,200,000
Letter of credit
Commitments and Contingencies
Security deposit			500,000
Security deposit, fully-occupied			1,000,000
Cash
Commitments and Contingencies
Security deposit			300,000
Security deposit, fully-occupied			$ 300,000	$ 800,000